BUSINESS ACQUISITON (Narrative) (Details)		1 Months Ended	12 Months Ended
	Nov. 01, 2018 $ / shares shares	Oct. 31, 2018 share $ / shares	Nov. 30, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment of goodwill			$ 256,874
Carrying value of goodwill
Plymouth Rock USA [Member]
Disclosure of detailed information about business combination [line items]
Shares issued for acquisition (Shares) | share		3,000,000
Finder's fee for acquisition (Shares) | shares	231,250
Equity issuance, price per share | $ / shares	$ 0.69	$ 0.413
Acquisition interest		100.00%